Financial Risk Management - Credit Risk - Investments in debt instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Amount of bonds	$ 39,988.8	$ 37,390.3
Eurolife Life Operations
Financial Risk Management
Amount of bonds	1,403.8
Credit risk | Blizzard Vacatia | Largest single issuer of corporate bonds
Financial Risk Management
Investments in debt instruments	$ 640.0
Risk exposure percentage	0.90%
Credit risk | BP Capital Markets America Inc | Largest single issuer of corporate bonds
Financial Risk Management
Investments in debt instruments		$ 444.7
Risk exposure percentage		0.70%
Credit risk | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	100.00%	100.00%
Credit risk | Investments in debt instruments | Eurolife Life Operations
Financial Risk Management
Amount of bonds	$ 1,403.8
Credit risk | Corporate and other bonds
Financial Risk Management
Risk exposure percentage	15.80%	19.80%
Credit risk | Bonds, excluding U.S., Canadian and U.K. sovereign government bonds | Ten largest issuers
Financial Risk Management
Investments in debt instruments	$ 4,686.7	$ 4,931.0
Risk exposure percentage	6.30%	7.30%
Credit risk | AAA/Aaa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	8.60%	50.10%
Credit risk | AAA/Aaa | Canadian government bonds
Financial Risk Management
Net sales of bonds	$ 233.1
Credit risk | AAA/Aaa | Other government bonds
Financial Risk Management
Net purchases of bonds	270.8
Credit risk | AAA/Aaa | U.S Treasury bonds
Financial Risk Management
Net purchases of bonds	$ 3,746.2
Credit risk | AA/Aa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	55.50%	6.10%
Credit risk | A/A | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	5.60%	11.20%
Credit risk | A/A | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 107.5
Credit risk | A/A | Corporate and other bonds
Financial Risk Management
Net sales of bonds	$ 1,835.0
Credit risk | BBB/Baa | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	6.30%	12.50%
Credit risk | BBB/Baa | Other government bonds
Financial Risk Management
Net sales of bonds	$ 1,076.9
Credit risk | BBB/Baa | Corporate and other bonds
Financial Risk Management
Net sales of bonds	$ 632.0
Credit risk | BB/Ba | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	4.40%	3.00%
Credit risk | BB/Ba | Other government bonds
Financial Risk Management
Net purchases of bonds	$ 727.4
Credit risk | B/B | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	0.50%	0.40%
Credit risk | B/B | Corporate and other bonds
Financial Risk Management
Net sales of bonds	$ 115.0
Credit risk | Lower than B/B | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	0.90%	1.00%
Credit risk | Unrated | Orla Mining Limited
Financial Risk Management
Investments in debt instruments	$ 369.3	$ 0.0
Credit risk | Unrated | Blizzard Vacatia
Financial Risk Management
Investments in debt instruments	640.0	0.0
Credit risk | Unrated | Amynta Agency Inc.
Financial Risk Management
Investments in debt instruments	161.2	156.2
Credit risk | Unrated | Duke Capital Limited
Financial Risk Management
Investments in debt instruments	135.6	114.6
Credit risk | Unrated | Mosaic Capital
Financial Risk Management
Investments in debt instruments	92.1	95.2
Credit risk | Unrated | Metlen Energy & Metals S.A.
Financial Risk Management
Investments in debt instruments	$ 0.0	$ 86.8
Credit risk | Unrated | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	18.20%	15.70%
Credit risk | Unrated | Investments in first mortgage loans
Financial Risk Management
Investments in debt instruments	$ 5,402.5	$ 4,777.8
Net purchases of bonds	$ 662.6
Credit risk | Investment grade or better | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	76.00%	79.90%
Credit risk | AA or better | Investments in debt instruments
Financial Risk Management
Risk exposure percentage	64.10%	56.20%
Credit risk | Amortized cost | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	$ 40,571.6	$ 38,721.1
Credit risk | Amortized cost | AAA/Aaa | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	3,477.0	19,394.3
Credit risk | Amortized cost | AA/Aa | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	22,253.5	2,333.6
Credit risk | Amortized cost | A/A | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	2,227.5	4,241.9
Credit risk | Amortized cost | BBB/Baa | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	2,520.0	4,783.6
Credit risk | Amortized cost | BB/Ba | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	1,789.6	1,316.4
Credit risk | Amortized cost | B/B | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	212.2	167.4
Credit risk | Amortized cost | Lower than B/B | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	363.3	291.4
Credit risk | Amortized cost | Unrated | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	7,728.5	6,192.5
Credit risk | Fair value | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	40,758.7	38,235.5
Credit risk | Fair value | AAA/Aaa | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	3,507.3	19,168.0
Credit risk | Fair value | AA/Aa | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	22,629.2	2,325.3
Credit risk | Fair value | A/A | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	2,301.5	4,273.3
Credit risk | Fair value | BBB/Baa | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	2,556.2	4,778.8
Credit risk | Fair value | BB/Ba | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	1,784.1	1,128.4
Credit risk | Fair value | B/B | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	221.7	171.7
Credit risk | Fair value | Lower than B/B | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	353.1	364.6
Credit risk | Fair value | Unrated | Investments in debt instruments
Financial Risk Management
Investments in debt instruments	$ 7,405.6	$ 6,025.4